CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603



                                November 20, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:            First Trust Active Dividend Income Fund (the "Fund")

To the Commission:

         On behalf of the above Fund, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be mailed to shareholders of the Fund on or about December 4, 2009. Please call the undersigned at (312) 845-3446 (fax (312) 701-2361) with any questions or comments regarding this filing.


PLEASE NOTE: THE SOLE PURPOSE OF THIS FILING IS TO INCLUDE THE FACING PAGE, WHICH WAS INADVERTENTLY OMITTED IN THE FILING OF THE PRELIMINARY PROXY STATEMENT MADE EARLIER TODAY.



                                      Very truly yours,

                                      CHAPMAN AND CUTLER LLP



                                       By /s/ Suzanne M. Russell
                                          -------------------------------
                                          Suzanne M. Russell